Retirement Benefit and Other Post-retirement Obligations - Summary of Gains (Losses) Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses)recognised for benefit plans	£ 22	£ 175	£ (268)
Defined benefit plan [member]
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses)recognised for benefit plans	16	£ 175	(277)
PRMB [member]
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses)recognised for benefit plans	£ 6		£ 9